BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset
Cash	$ 3,975	$ 374,304		$ 803,309
Prepaid expenses	169,890	86,619		468,587
Total current assets	173,865	460,923		1,271,896
Other noncurrent assets				86,855
Cash and securities held in Trust Account	19,036,509	338,422,091		333,520,259
Total Assets	19,210,374	338,883,014		334,879,010
Liabilities, Redeemable Common Stock and Stockholders' Deficit
Accounts payable and accrued expenses	3,729,869	2,605,527		1,028,468
Total current liabilities	7,141,470	2,605,527		1,028,468
Deferred underwriting fee	11,672,500	11,672,500		11,672,500
Deferred tax liability		574,998
Warrant liability	1,433,831	875,083		9,555,575
Total Liabilities	20,247,801	15,728,108		22,256,543
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(19,658,951)	(14,204,384)		(20,878,367)
Total Stockholders' Deficit	(19,658,117)	(14,203,550)	$ (17,355,840)	(20,877,533)	$ (834)
Total Liabilities, Redeemable Common Stock and Stockholders' Deficit	19,210,374	338,883,014		334,879,010
Class A Common Stock subject to possible redemption
Liabilities, Redeemable Common Stock and Stockholders' Deficit
Class A Common Stock subject to possible redemption, 1,847,069 and 33,350,000 shares at redemption value of $10.08 and $10.12, at March 31, 2023 and December 31, 2022, respectively	18,620,690	337,358,456		333,500,000
Class B Common Stock
Stockholders' Deficit
Common stock	$ 8	$ 834		$ 834